Acquistions and Disposals - Summary of Balance Sheet Impact on Acquisition Date (Details) - CAD ($)		12 Months Ended
	Feb. 07, 2018	Mar. 31, 2018	Mar. 31, 2017	Sep. 07, 2017	Sep. 06, 2017	May 01, 2017	Jan. 31, 2017	Dec. 12, 2016	Mar. 31, 2016
Disclosure Of Business Combinations [Line Items]
Goodwill		$ 314,923,000	$ 241,371,000						$ 20,866,000
Consideration paid in cash				$ 6,000,000
Consideration paid in cash				$ (6,000,000)
Acquisition-related costs expensed	$ 43,000	3,406,000	7,369,000
Tweed Grasslands
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents		59,000
Amounts receivable		16,000
Prepaids and other assets		6,000
Property, plant and equipment		1,446,000
Goodwill		29,736,000
Accounts payable and accrued liablities		(336,000)
Net assets		30,927,000
Net assets acquired		30,927,000
Consideration paid in cash		450,000
Consideration paid in shares		6,381,000
Other consideration		2,382,000
Contingent consideration		21,714,000				$ 21,714,000
Total consideration		30,927,000				$ 30,927,000
Consideration paid in cash		(450,000)
Net cash (outflow) inflow		(391,000)
Acquisition-related costs expensed		302,000
Tweed JA
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents		125,000
Subscription receivable		3,669,000
Property, plant and equipment		182,000
Goodwill		1,835,000
Accounts payable and accrued liablities		(29,000)
Net assets		5,782,000
Non-controlling interests		(2,013,000)
Net assets acquired		3,769,000
Consideration paid in cash		100,000
Future cash consideration		3,669,000
Total consideration		3,769,000			$ 3,769,000
Consideration paid in cash		(100,000)
Net cash (outflow) inflow		25,000
Acquisition-related costs expensed		24,000
Spectrum Cannabis Denmark Aps
Disclosure Of Business Combinations [Line Items]
Inventory		173,000
Property, plant and equipment		3,990,000
Deferred tax liability		(297,000)
Net assets		3,866,000
Net assets acquired		3,866,000
Consideration paid in cash		3,228,000
Total consideration		3,228,000
Consideration paid in cash		(3,228,000)
Net cash (outflow) inflow		(3,228,000)
Acquisition-related costs expensed		33,000
Mettrum
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents			12,309,000				$ 12,309,000
Amounts receivable			2,140,000
Inventory			5,022,000
Prepaids and other assets			1,184,000
Property, plant and equipment			22,451,000
Goodwill			207,081,000
Accounts payable and accrued liablities			(5,663,000)
Net assets			350,334,000
Net assets acquired			350,334,000
Consideration paid in shares			337,511,000
Other consideration			12,823,000
Total consideration			350,334,000				$ 350,334,000
Net cash (outflow) inflow			12,309,000
Acquisition-related costs expensed			5,190,000
Biological assets			1,691,000
Assets classified as held for sale			7,000,000
Intangible assets			131,009,000
Debt			(3,576,000)
Other liabilities			(768,000)
Deferred tax liability			(29,546,000)
Vert Mirabel
Disclosure Of Business Combinations [Line Items]
Goodwill		5,625,000
Net assets		5,625,000
Non-controlling interests		(2,839,000)
Net assets acquired		2,786,000
Other consideration		3,750,000
Total consideration		3,750,000
Acquisition-related costs expensed		54,000
MedCann
Disclosure Of Business Combinations [Line Items]
Amounts receivable			5,000
Inventory			137,000
Prepaids and other assets			102,000
Property, plant and equipment			336,000
Goodwill			9,209,000
Accounts payable and accrued liablities			(107,000)
Net assets			10,406,000
Net assets acquired			10,406,000
Consideration paid in shares			9,720,000
Contingent consideration			688,000
Total consideration			10,408,000					$ 3,660,000
Acquisition-related costs expensed			372,000
Intangible assets			784,000
Deferred tax liability			(60,000)
Other Acquisitions
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents		7,000	15,000
Amounts receivable		14,000
Prepaids and other assets		107,000	24,000
Property, plant and equipment		468,000	565,000
Goodwill		1,562,000	4,024,000
Accounts payable and accrued liablities		(143,000)	(115,000)
Net assets		2,015,000	4,525,000
Non-controlling interests			(19,000)
Net assets acquired		2,015,000	4,506,000
Consideration paid in cash		166,000	1,131,000
Consideration paid in shares		1,850,000	2,124,000
Contingent consideration			1,251,000
Total consideration		2,016,000	4,506,000
Consideration paid in cash		(166,000)	(1,131,000)
Net cash (outflow) inflow		(159,000)	(1,116,000)
Acquisition-related costs expensed		$ 213,000	163,000
Intangible assets			$ 12,000